Financial instruments - Carrying amounts and fair values (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value	$ 12,882	$ 13,001
Borrowings (including overdrafts), fair value	12,807	13,256
Listed bonds
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value	8,532	8,607
Borrowings (including overdrafts), fair value	8,221	8,672
Oyu Tolgoi project finance
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value	3,851	3,850
Borrowings (including overdrafts), fair value	4,085	4,090
Other
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value	499	544
Borrowings (including overdrafts), fair value	$ 501	$ 494